UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-9575

                           MEEHAN MUTUAL FUNDS, INC.
                           -------------------------
               (Exact name of Registrant as Specified in Charter)

                              1900 M Street, N.W.
                                   Suite 600
                             Washington, D.C. 20036
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-866-884-5968

                          THOMAS P. MEEHAN, PRESIDENT
                              1900 M Street, N.W.
                                   Suite 600
                             Washington, D.C. 20036
                    (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                                 K&L Gates LLP
                               1601 K Street, NW
                             Washington, D.C. 20006

Date of fiscal year end: October 31
                         ----------

Date of reporting period: July 31, 2008
                          -------------

ITEM 1. SCHEDULE OF INVESTMENTS

                                            Share          Market       Pct.
Security                                    Quantity       Value ($)    Assets
--------                                    --------       ---------    ------

COMMON STOCK

CONSUMER DISCRETIONARY
----------------------
Avon Products Inc.                             20,000        848,000       2.4
Carmax Inc. *                                  56,000        750,400       2.1
Fastenal Co.                                   32,000      1,563,520       4.4
International Game Tech.                       27,000        586,170       1.7
Liberty Media Entertainment - A *              14,000        344,680       1.0
Liberty Media Interactive - A *                17,500        245,525       0.7
Time Warner                                    40,000        572,800       1.6
Weight Watchers Int'l.                         20,000        715,200       2.0
Western Union Co.                              57,000      1,575,480       4.4
                                                           ---------       ---
TOTAL CONSUMER DISCRETIONARY                               7,201,775      20.3

CONSUMER STAPLES
----------------
Anheuser Busch Co. Inc.                        15,500      1,050,280       3.0
Diageo PLC ADR                                 23,000      1,618,740       4.6
General Mills Inc.                             16,000      1,030,240       2.9
Nestle SA ADR                                  37,500      1,642,500       4.6
Procter & Gamble Co.                           16,000      1,047,680       3.0
Sysco Corp.                                    40,000      1,134,400       3.2
                                                           ---------       ---
TOTAL CONSUMER STAPLES                                     7,523,840      21.2

ENERGY
------
ConocoPhillips                                  3,000        244,860       0.7
Devon Energy Corp.                             13,000      1,233,570       3.5
                                                           ---------       ---
TOTAL ENERGY                                               1,478,430       4.2

FINANCIALS
----------
Bank of America Corp.                          23,000        756,700       2.1
Barclays Bank PLC ADR                          22,000        598,400       1.7
Berkshire Hathaway Inc. - B *                     900      3,446,100       9.7
Broadridge Financial Solutions                  7,250        150,075       0.4
Progressive Corp. Ohio                         28,000        567,000       1.6
Wesco Financial Corp.                           2,200        814,000       2.3
                                                             -------       ---
TOTAL FINANCIALS                                           6,332,275      17.8

HEALTH CARE
-----------
Amgen Inc. *                                    7,000        438,410       1.2
Biogen Idec Inc. *                              6,000        418,560       1.2
Johnson & Johnson                              15,000      1,027,050       2.9
Novartis AG ADR                                22,000      1,305,700       3.7
Wellpoint Inc. *                               18,000        944,100       2.7
                                                             -------       ---
TOTAL HEALTH CARE                                          4,133,820      11.6

INDUSTRIALS
-----------
3M Co.                                         10,000        703,900       2.0
Automatic Data Process.                        30,000      1,281,300       3.6
United Parcel Service - B                      15,000        946,200       2.7
YRC Worldwide Inc. *                           52,000        878,800       2.5
                                                             -------       ---
TOTAL INDUSTRIALS                                          3,810,200      10.8

INFORMATION TECHNOLOGY
----------------------
Cisco Systems Inc. *                           31,000        681,690       1.9
eBay Inc. *                                    38,000        956,460       2.7
                                                             -------       ---
TOTAL INFORMATION TECHNOLOGY                               1,638,150       4.6

MATERIALS
---------
Alcoa Inc.                                      7,500        253,125       0.7
Methanex Corp.                                 18,983        514,060       1.5
                                                             -------       ---
TOTAL MATERIALS                                              767,185       2.2

UTILITIES
---------
AES Corp. *                                    21,250        342,975       1.0
                                                             -------       ---
TOTAL UTILITIES                                              342,975       1.0

TOTAL COMMON STOCK (Cost $28,825,077)                     33,228,650      93.6
------------------

EXCHANGE TRADED FUNDS
---------------------
Ishares MSCI Japan Index Fund                  65,000        780,000       2.2
                                                             -------       ---
TOTAL EXCHANGE TRADED FUNDS (Cost $813,579)                  780,000       2.2


CASH AND SHORT-TERM INVESTMENTS
-------------------------------
First Western Bank Collective Asset         1,512,094      1,512,094       4.3
                                                           ---------       ---
TOTAL INVESTMENTS  (Cost $31,150,750)                     35,520,744     100.0

OTHER ASSETS LESS LIABILITIES                                 -8,325       0.0
                                                              ------       ---

TOTAL NET ASSETS                                          35,512,419     100.0


* Non-income producing investments

At July 31, 2008, unrealized appreciation of investments for tax purposes was as follows:

                  Appreciation                      $ 6,547,469
                  Depreciation                       (2,177,475)
                                                    -----------
         Net appreciation on investments            $ 4,369,994

At July 31, 2008, the cost of investments for federal income tax purposes was $31,150,750.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Meehan Mutual Funds, Inc. that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                               MEEHAN MUTUAL FUNDS, INC.

Date: September 29, 2008
      ------------------
                                               /s/ Thomas P. Meehan
                                               --------------------
                                               Thomas P. Meehan
                                               Principal Executive Officer



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2008
      ------------------
                                               /s/ Thomas P. Meehan
                                               --------------------
                                               Thomas P. Meehan
                                               Principal Executive Officer


Date: September 29, 2008
      ------------------
                                               /s/ Paul P. Meehan
                                               ------------------
                                               Paul P. Meehan
                                               Principal Financial Officer